Unaudited Condensed Consolidated Statement of Changes in Equity - 6 months ended Sep. 30, 2018 ¥ in Thousands, $ in Thousands	Share capital USD ($) shares	Share capital CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Treasury stock USD ($) shares	Treasury stock CNY (¥) shares	Accumulated other comprehensive losses USD ($)	Accumulated other comprehensive losses CNY (¥)	Retained earnings USD ($)	Retained earnings CNY (¥)	Non-controlling interests USD ($)	Non-controlling interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Mar. 31, 2018 | ¥		¥ 83		¥ 2,053,866		¥ (2,815)		¥ (54,654)		¥ 1,116,873		¥ 5,389		¥ 3,118,742
Balance, shares at Mar. 31, 2018 | shares	120,961,641	120,961,641			(136,899)	(136,899)							120,824,742	120,824,742
Net income										138,656		2,030	$ 20,484	¥ 140,686
Other comprehensive income								37,477					5,457	37,477
Dividend declared to the Company's shareholders | ¥				47,716						(63,090)				(15,374)
Dividend declared to the Company's shareholders (in shares) | shares	726,333	726,333
Balance at Sep. 30, 2018	$ 12	¥ 83	$ 305,996	¥ 2,101,582	$ (410)	¥ (2,815)	$ (11,575)	(79,493)	$ 182,695	1,254,755	$ 1,081	¥ 7,419	$ 477,799	¥ 3,281,531
Balance, shares at Sep. 30, 2018 | shares	121,687,974	121,687,974			(136,899)	(136,899)							121,551,075	121,551,075
Cumulative effect of accounting change due to adoption of Accounting Standards Update 2016-01 | ASU 2016-01 | ¥								¥ (62,316)		¥ 62,316